PSI STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.9%
	EQUITY - 27.7%
7,093	iShares Core S&P 500 ETF	$ 2,543,904
147,552	ProShares Short S&P500(a)	2,549,699
		5,093,603
	FIXED INCOME - 41.2%
57,938	Invesco Ultra Short Duration ETF	2,861,558
18,754	PIMCO Enhanced Short Maturity Active ETF	1,854,020
31,398	SPDR Bloomberg 1-3 Month T-Bill ETF	2,876,057
		7,591,635

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,718,121)	12,685,238

	TOTAL INVESTMENTS - 68.9% (Cost $12,718,121)	$ 12,685,238
	OTHER ASSETS IN EXCESS OF LIABILITIES- 31.1%	5,724,486
	NET ASSETS - 100.0%	$ 18,409,724

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.